Financial assets, liabilities and financial result (excluding Orange Bank) - Market value of derivatives - Additional information (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ (298)	€ (282)	€ (128)
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	512	125	1,254
Economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ (246)	€ (203)	€ (152)